Income taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

Note 17 - Income taxes

Income tax expense for the years ended December 31, 2018 and 2017 was as follows:

	For the year ended
	December 31,
	2018	2017
Current income tax expense
Expense for the year	$34.1	$25.1
Adjustment in respect of prior years	6.0	(5.6)
Current income tax expense (recovery)	$40.1	$19.5
Deferred income tax expense (recovery)
Origination and reversal of temporary differences in the current year	(7.7)	15.7
U.S. Tax Reform impact	2.0	7.1
Impact of changes in tax rate	2.9	(0.9)
Change in unrecognized deductible temporary differences	19.0	0.1
Adjustments in respect of prior years	(6.2)	0.6
Other	—	(0.8)
Deferred income tax (recovery) expense	$10.0	$21.8
	$50.1	$41.3

A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended December 31, 2018 and 2017, is as follows:

	2018	2017
Net income before income taxes	$189.1	$236.0
Statutory tax rate	26.6%	26.6%
Tax expense at statutory rate	$50.4	$62.8
Reconciling items:
Change in unrecognized deductible temporary differences	19.0	0.1
Income/expenses not (taxed) deductible	(1.0)	(3.0)
Differences in foreign statutory tax rates	(24.7)	(20.9)
Differences due to changing future tax rates	2.9	(0.9)
U.S. Tax Reform impact	2.0	7.1
Foreign withholding tax	0.6	1.4
Temporary differences subject to initial recognition exemption	1.0	(5.2)
Other	(0.1)	(0.1)
Net income tax expense	$50.1	$41.3

On December 22, 2017, the United States enacted Tax Reform legislation.  Among the significant changes include a reduction in the U.S. corporate income tax rate from 35% to 21% effective January 1, 2018, which resulted in a deferred tax expense of $2.0 million for the year ended December 31, 2018 (December 31, 2017 – $7.1 million) on the re-measurement of the Company’s deferred tax asset in the U.S.  The impact of the U.S. Tax Reform on the Company may differ from the expense recorded due to changes as a result of additional information and guidance that will be issued by the Department of Treasury.

Income tax expense (recovery) recognized in other comprehensive income is as follows:

	2018			2017
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Loss	Recovery	Loss	Tax Gain	Expense	Gain
Change in market value of available-for-sale investments	$(21.4)	$3.0	$(18.4)	$47.1	$(6.3)	$40.8
Cumulative translation adjustment	(68.3)	—	(68.3)	77.2	—	77.2
Other comprehensive loss	$(89.7)	$3.0	$(86.7)	$124.3	$(6.3)	$118.0
Deferred tax	$—	$3.0	$—	$—	$(6.3)	$—

The significant components of deferred income tax assets and liabilities as at December 31, 2018 and 2017, respectively, are as follows:

	2018	2017
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$16.2	$5.6
Non-capital loss carry-forwards	1.9	9.5
Other	(0.8)	(0.6)
	$17.3	$14.5

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$(3.7)	$(7.1)
Royalty, stream and working interests	74.8	71.1
Non-capital loss carry-forwards	(2.6)	(5.6)
Investments	2.5	5.8
Other	(3.7)	(3.9)
	$67.3	$60.3
Deferred income tax liabilities, net	$50.0	$45.8

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2018	2017
Deferred income tax assets:
Deferred income tax asset to be recovered within 12 months	$0.1	$0.1
Deferred income tax asset to be recovered after more than 12 months	17.2	14.4
	$17.3	$14.5
Deferred income tax liabilities:
Deferred income tax liability to be settled within 12 months	1.0	0.9
Deferred income tax liability to be settled after more than 12 months	66.3	59.4
	$67.3	$60.3
Deferred income tax liabilities, net	$50.0	$45.8

The movement in net deferred taxes during the years ended December 31, 2018 and 2017 is as follows:

	2018	2017
Balance, beginning of year	$45.8	$16.2
Recognized in profit/loss	10.0	21.8
Recognized in other comprehensive income (loss)	(3.0)	6.3
Other	(2.8)	1.5
Deferred income tax liabilities, net	$50.0	$45.8

The following table summarizes the Company’s non-capital losses at December 31, 2018 that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Non-Capital Losses	$17.0	2028-2038

Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2018 is $347.7 million (2017 – $336.8 million).  No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The aggregate amount of deductible temporary differences associated with other items, for which deferred tax assets have not been recognized as at December 31, 2018 is $75.7 million (2017 - $4.0 million).  No deferred tax asset is recognized in respect of these items because it is not probable that future taxable profits will be available against which the company can utilize the benefit.

Deductible temporary differences and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2018	2017
Mineral Interests	$50.9	$—
Tax loss	24.8	4.0
	$75.7	$4.0